Property, plant and equipment - Disposal of property, plant and equipment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Gain on Warranty	$ 0	$ 0	$ 920	$ 0
Gain/(loss) on disposal of property, plant and equipment	1,525	1	1,678	16
Mining hardware
Disclosure of detailed information about property, plant and equipment [line items]
Gain/(loss) on disposal of property, plant and equipment	$ 1,525	$ 1	$ 758	$ 16